APPENDIX   		United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F2
Annual Notice of Securities Sold
Pursuant to Rule 24f2

Read instructions at end of Form before preparing Form

1. Name and address of issuer
              Fixed Income SHares
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities for which this Form is filed
 (If the Form is being filed for
all series and classes of securities
 of the issuer, check the box but do not list series of classes


3. Investment Company Act File Number 81109721



Securities Act File Number:  33392415




4. a. Last day of fiscal year for which this Form is filed October 31, 2004



4. b.    Check box if this Form is being filed late
              i.e.more than 90 calendar days after the end of the
                     issuers fiscal year.
See Instruction A.2


Note  If the Form is being filed late,
interest must be paid on the registration fee due.



4. c.    Check box if this is the
last time the issuer will be filing this Form


5. Calculation of registration fee
   Aggregate sale price of securities
sold during the   fiscal year pursuant to section 24f
918,202,760
Aggregate price of securities redeemed or
Repurchased during the fiscal year.	344,638,478

Aggregate price of Securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously
 used to reduce registration fees payable to
the Commission
0

Total available redemption credits add Items  and 5
344,638,478
Net sales if Item 5IV is greater than Item 5IV
subtract Item 5IV from Item 5I.	573,564,282

Redemption credits available for use in future years
If Item 5I is less than Item 5IV subtract Item
5IV from Item 5I
Multiplier for determining registration fee See	00011770
Instruction C.9.
Registration fee due multiply Item 5V by Item 67,508.52
5VII center 0 if no fee is due
Prepaid Shares
If the response to Item 5I was determined by deducting an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e2 as in effect before October 11, 1997 then report the amount of securities number of shares or units deducted here.
  If there is a number of shares or other units that were registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here.


6. 	Interest due if this Form is being
7. filed more than 90 days after the end of the issuers fiscal year see instruction D


Total of the amount of the registration fee
due plus any interest due line 5VIII plus line 7
67,508.52

 Date the registration fee and any
interest payment was sent to the Commissions lockbox
 depository
	Method of Delivery
 Wire Transfer
SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By Signature and Title Lawrence G. Altadonna

    Treasurer


Date 1 11 05

Please print the name and title
 of the signing officer below the signature.